Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 137,725	$ 164,586
Money market funds	13,933	13,977
Fixed bank deposits	33,978	62,585
Total cash and cash equivalents	$ 185,636	$ 241,148	$ 340,522	$ 451,501